Inventories, Net - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventories [Abstract]
Finished goods	$ 87,598	$ 97,021
Inventory valuation allowance	(85,325)	(95,003)	$ (93,037)
Inventories, net	$ 2,273	$ 2,018